TRADE PAYABLES AND ACCRUED LIABILITIES	9 Months Ended
Sep. 30, 2024
Notes and other explanatory information [abstract]
TRADE PAYABLES AND ACCRUED LIABILITIES

NOTE 8 – TRADE PAYABLES AND ACCRUED LIABILITIES

	September 30, 2024	December 31, 2023
Trades payables	$306,389	$157,705
VAT, income and dividend taxes payable	6,840	28,027
Salaries payable	39,443	72,783
	$352,672	$258,515